Fee-based Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Asset Management Group Noninterest Income Disaggregation
Table 103: Asset Management Group Noninterest Income Disaggregation

	Year ended December 31
In millions	2019	2018
Customer Type
Personal	$620	$611
Institutional	242	272
Total in-scope noninterest income by customer type	$862	$883
Reconciliation to Asset Management Group noninterest income
Total in-scope noninterest income	$862	$883
Total out-of-scope noninterest income (a)	129	9
Total Asset Management Group noninterest income	$991	$892
(a)
Out-of-scope noninterest income includes revenue streams that fall under the scope of other accounting and disclosure requirements outside of Topic 606.

Corporate & Institutional Banking Noninterest Income Disaggregation
Table 102: Corporate & Institutional Banking Noninterest Income Disaggregation

	Year ended December 31
In millions	2019	2018
Product
Treasury management fees	$840	$776
Capital markets fees	547	510
Commercial mortgage banking activities	102	87
Other	77	81
Total in-scope noninterest income by product	$1,566	$1,454
Reconciliation to total Corporate & Institutional Banking noninterest income
Total in-scope noninterest income	$1,566	$1,454
Total out-of-scope noninterest income (a)	971	952
Total Corporate & Institutional Banking noninterest income	$2,537	$2,406
(a)
Out-of-scope noninterest income includes revenue streams that fall under the scope of other accounting and disclosure requirements outside of Topic 606.

Retail Banking Noninterest Income Disaggregation
Table 101: Retail Banking Noninterest Income Disaggregation

	Year ended December 31
In millions	2019	2018
Product
Deposit account fees	$642	$618
Debit card fees	535	505
Brokerage fees	356	350
Merchant services	216	212
Net credit card fees (a)	186	189
Other	255	284
Total in-scope noninterest income by product	$2,190	$2,158
Reconciliation to total Retail Banking noninterest income
Total in-scope noninterest income	$2,190	$2,158
Total out-of-scope noninterest income (b)	458	473
Total Retail Banking noninterest income	$2,648	$2,631

(a)
Net credit card fees consists of interchange fees of $498 million and $452 million and credit card reward costs of $312 million and $263 million for the years ended December 31, 2019 and 2018, respectively.

(b)
Out-of-scope noninterest income includes revenue streams that fall under the scope of other accounting and disclosure requirements outside of Topic 606.